Post-retirement and other defined benefit schemes - Pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-retirement benefits
Defined contribution schemes	$ 428	$ 351
Current service costs and expenses	131	113
Past service credit/(cost)	5	(29)
Pension costs	564	435	$ 491
Pension schemes
Post-retirement benefits
Past service credit/(cost)	$ 5	$ (29)